Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (530,177)	$ (946,841)	$ (2,574,642)	$ 1,623,367
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest and dividend income on cash and marketable securities held in Trust Account	(79,139)	(113,870)	(429,125)	(1,411,854)
Changes in operating assets and liabilities:
Change in fair value of warrants	67,767	71,334	(248,953)	(1,997,334)
Prepaid expenses	(15,837)	16,312	132,091	228,376
Income taxes payable	(31,738)	13,413	(173,486)	216,203
Accounts payable and accrued expenses	373,391	837,896	2,541,062	580,451
Franchise tax payable		(241,137)	(291,137)	176,875
Due to affiliate				(5,000)
Net cash used in operating activities	(215,733)	(362,893)	(1,044,190)	(588,916)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited in Trust Account	(66,113)		(497,337)
Cash withdrawal from Trust account in connection with Common Stock redemptions		34,198,758	39,154,420	57,810,572
Cash withdrawn from Trust account for taxes		(152,920)	410,616	414,836
Net cash (used in) provided by investing activities	(66,113)	34,045,838	39,067,699	58,225,408
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Common Stock		(34,198,758)	(39,154,420)	(57,810,572)
Notes payable – related party	243,975		582,000
Net cash provided by (used in) financing activities	243,975	(34,198,758)	(38,572,420)	(57,810,572)
NET CHANGE IN CASH	(37,871)	(515,813)	(548,911)	(174,080)
CASH, BEGINNING OF PERIOD	48,395	597,306	597,306	771,386
CASH, END OF PERIOD	10,524	81,493	48,395	597,306
Supplemental disclosure of noncash activities:
Common stock redemption payable		266,790		34,198,758
Excise tax liability		$ 13,413	$ 391,544